Associated companies (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Equity Method Investments [Line Items]
Associated companies	$ 1,414,079	$ 1,315,306
Shannon Engine Support
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	50.00%
Associated companies	$ 1,269,021	1,166,236
AerDragon Aviation Partners Limited and its Subsidiaries (“AerDragon”)
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	16.70%
Associated companies	$ 90,047	85,829
Other
Schedule of Equity Method Investments [Line Items]
Associated companies	$ 55,011	$ 63,241
Other | Minimum
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	9.50%
Other | Maximum
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	39.30%